Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Finance Leased Assets [Line Items]
Finance Lease, Liability, Payment, Due	$ 559,700	$ 601,700
Finance Lease, Liability, Undiscounted Excess Amount	163,600	$ 186,900
Finance Lease, Liability, Payments, Due Next Twelve Months	14,235
Finance Lease, Liability, Payments, Due Year Two	56,222
Finance Lease, Liability, Payments, Due Year Three	56,213
Finance Lease, Liability, Payments, Due Year Four	56,204
Finance Lease, Liability, Payments, Due Year Five	56,348
Finance Lease, Liability, Payments, Due after Year Five	$ 320,481